Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2014 Class A Common Stock [Member]	Mar. 31, 2014 Class B Common Stock [Member]	Mar. 31, 2014 Class A Units [Member]	Jun. 30, 2013 Class A Units [Member]	Jun. 30, 2012 Class A Units [Member]	Mar. 31, 2014 Class B Units [Member]	Jun. 30, 2013 Class B Units [Member]	Jun. 30, 2012 Class B Units [Member]	Mar. 31, 2014 Class M Units [Member]	Jun. 30, 2013 Class M Units [Member]	Jun. 30, 2012 Class M Units [Member]
Trade receivables, allowances		$ 254
Common Unit, authorized					0	37,000,000	37,000,000	0	3,885,000	3,885,000	0	2,658,000	2,658,000
Common Unit, issued					0	36,742,000	36,742,000	0	3,885,000	3,885,000	0	1,421,000	915,000
Common Unit, outstanding					0	36,742,000	36,742,000	0	3,885,000	3,885,000	0	1,421,000	915,000
Common stock, par value (per share)			$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000		100,000,000	25,000,000
Common stock, shares issued			11,054,830	34
Common stock, shares outstanding			11,054,830	34
Preferred stock, par value (per share)	$ 0.01
Preferred stock, shares authorized	25,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0